Document and Entity Information	Oct. 04, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 04, 2023
Entity Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2023
Document Effective Date	Oct. 04, 2023
Prospectus Date	Dec. 30, 2022
BNY Mellon National Municipal Money Market Fund | Class M Shares
Prospectus:
Trading Symbol	MOMXX
BNY Mellon National Municipal Money Market Fund | Investor Shares
Prospectus:
Trading Symbol	MNTXX